Shareholder Report, Line Graph (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Nov. 29, 2023
C000244624 [Member]
Account Value [Line Items]
Accumulated Value	$ 12,815	$ 14,066	$ 14,987	$ 12,699	$ 10,885	$ 10,000
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 15,694	$ 14,250	$ 13,489	$ 12,250	$ 10,673	$ 10,000